UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22554

Carlyle Credit Income Fund
(Exact Name of Registrant as Specified In Its Charter)

One Vanderbilt Avenue, Suite 3400
New York, New York 10017
(Address of principal executive offices) (Zip Code)

Joshua Lefkowitz, Esq.
Chief Legal Officer, Carlyle Credit Income Fund
One Vanderbilt Avenue, Suite 3400
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 813-4900

Date of fiscal year end: September 30

Date of reporting period: September 30, 2023

EXPLANATORY NOTE
The Registrant is filing this amendment to its Form N-CSR (the “Amendment”) for the period ended September 30, 2023, originally filed with the Securities and Exchange Commission on November 30, 2023 (Accession Number 0001517767-23-000019) (the “Original Filing”) and amended on April 3, 2024 (the “Amended Filing”). This Amendment is filed solely for the purpose of updating the certifications pursuant to Rule 30A-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act.
Except as set forth above (and the dates included on the signature page and the certifications required by Rule 30a-2(a) and Rule 30a-2(b)), the Amendment does not amend, update or change any other information or disclosures contained in the Original Filing or the Amended Filing.
Items 1 through 13 of this Amendment to the Registrant’s Form N-CSR are incorporated by reference to the Original Filing.

Item 13. Exhibits
(a)(2)     Certification(s) pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.
(a)(3)    Not applicable.
(b)     Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Carlyle Credit Income Fund

/s/ Lauren Basmadjian
By: Lauren Basmadjian
Principal Executive Officer
Date: April 17, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

/s/ Lauren Basmadjian
By: Lauren Basmadjian
Principal Executive Officer
Date: April 17, 2024

/s/ Nelson Joseph
By: Nelson Joseph
Principal Financial Officer
Date: April 17, 2024